UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [X]; Amendment Number: 2
                                                -----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Daiwa Securities Group Inc.
Address:  GranTokyo North Tower
          9-1 Marunouchi 1-chome, Chiyoda-ku
          Tokyo, Japan 100-6751

Form 13F File Number: 028-14426

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   TAKASHI KADO
Title:  HEAD OF COMPLIANCE
Phone:  81-3-5555-2800

Signature, Place, and Date of Signing:

   s/ TAKASHI KADO               Tokyo, Japan              04/10/2012
-------------------------      --------------------        --------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         100
Form 13F Information Table Value Total:      40,279
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

SEC FORM 13F REPORT
AS OF DATE: 3/31/2011

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                                                            VOTING AUTHORITY
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- ----
ACTIVISION BLIZZARD INC        COM              00507V109      225    20499 SH       DEFINED                20499        0    0
ADOBE SYS INC                  COM              00724F101      312     9414 SH       DEFINED                 9414        0    0
AKAMAI TECHNOLOGIES INC        COM              00971T101      132     3473 SH       DEFINED                 3473        0    0
ALTERA CORP                    COM              021441100      368     8362 SH       DEFINED                 8362        0    0
AMAZON COM INC                 COM              023135106     1131     6276 SH       DEFINED                 6276        0    0
AMGEN INC                      COM              031162100      447     8361 SH       DEFINED                 8361        0    0
APOLLO GROUP INC               CL A             037604105      101     2422 SH       DEFINED                 2422        0    0
APPLE INC                      COM              037833100     8175    23456 SH       DEFINED                23456        0    0
APPLIED MATLS INC              COM              038222105      207    13242 SH       DEFINED                13242        0    0
AUTODESK INC                   COM              052769106      174     3938 SH       DEFINED                 3938        0    0
AUTOMATIC DATA PROCESSING IN   COM              053015103      309     6013 SH       DEFINED                 6013        0    0
BAIDU.COM INC                  BAIDU INC SPON A 056752108      615     4463 SH       DEFINED                 4463        0    0
BED BATH & BEYOND INC          COM              075896100      333     6892 SH       DEFINED                 6892        0    0
BIOGEN IDEC INC                COM              09062X103      354     4825 SH       DEFINED                 4825        0    0
BMC SOFTWARE INC               COM              055921100      185     3717 SH       DEFINED                 3717        0    0
BROADCOM CORP                  CL A             111320107      348     8843 SH       DEFINED                 8843        0    0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209      217     2929 SH       DEFINED                 2929        0    0
CA INC                         COM              12673P105      217     8979 SH       DEFINED                 8979        0    0
CELGENE CORP                   COM              151020104      484     8402 SH       DEFINED                 8402        0    0
CEPHALON INC                   COM              156708109       92     1215 SH       DEFINED                 1215        0    0
CERNER CORP                    COM              156782104      162     1455 SH       DEFINED                 1455        0    0
CHECK POINT SOFTWARE TECH      ORD              M22465104      179     3512 SH       DEFINED                 3512        0    0
CISCO SYS INC                  COM              17275R102      642    37422 SH       DEFINED                37422        0    0
CITRIX SYS INC                 COM              177376100      265     3614 SH       DEFINED                 3614        0    0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      433     5318 SH       DEFINED                 5318        0    0
COMCAST CORP NEW               CL A             20030N101      695    28132 SH       DEFINED                28132        0    0
COSTCO WHSL CORP NEW           COM              22160K105      313     4274 SH       DEFINED                 4274        0    0
CTRIP COM INTL LTD AMERICAN    SHS              22943F100       93     2245 SH       DEFINED                 2245        0    0
DELL INC                       COM              24702R101      196    13525 SH       DEFINED                13525        0    0
DENTSPLY INTL INC NEW          COM              249030107       93     2516 SH       DEFINED                 2516        0    0
DIRECTV                        CL A             25490A101      532    11364 SH       DEFINED                11364        0    0
DOLLAR TREE INC                COM              256746108      147     2653 SH       DEFINED                 2653        0    0
EBAY INC                       COM              278642103      562    18117 SH       DEFINED                18117        0    0
ELECTRONIC ARTS INC            COM              285512109      121     6201 SH       DEFINED                 6201        0    0
EXPEDIA INC DEL                COM              30212P105      129     5684 SH       DEFINED                 5684        0    0
EXPEDITORS INTL WASH INC       COM              302130109      192     3831 SH       DEFINED                 3831        0    0
EXPRESS SCRIPTS INC            COM              302182100      481     8658 SH       DEFINED                 8658        0    0
F5 NETWORKS INC                COM              315616102      173     1684 SH       DEFINED                 1684        0    0
FASTENAL CO                    COM              311900104      160     2470 SH       DEFINED                 2470        0    0
FIRST SOLAR INC                COM              336433107      206     1280 SH       DEFINED                 1280        0    0
FISERV INC                     COM              337738108      204     3254 SH       DEFINED                 3254        0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102      132    17678 SH       DEFINED                17678        0    0
FLIR SYS INC                   COM              302445101      104     3003 SH       DEFINED                 3003        0    0
GARMIN LTD                     SHS              H2906T109      123     3626 SH       DEFINED                 3626        0    0
GENZYME CORP                   COM              372917104      394     5179 SH       DEFINED                 5179        0    0
GILEAD SCIENCES INC            COM              375558103      637    15000 SH       DEFINED                15000        0    0
GOOGLE INC                     CL A             38259P508     1699     2895 SH       DEFINED                 2895        0    0
ILLUMINA INC                   COM              452327109      130     1858 SH       DEFINED                 1858        0    0
INFOSYS TECHNOLOGIES LTD       ADR              456788108      140     1958 SH       DEFINED                 1958        0    0
INTEL CORP                     COM              458140100      703    34819 SH       DEFINED                34819        0    0
INTUIT                         COM              461202103      380     7158 SH       DEFINED                 7158        0    0
INTUITIVE SURGICAL INC         COM NEW          46120E602      232      696 SH       DEFINED                  696        0    0
JOY GLOBAL INC                 COM              481165108      168     1702 SH       DEFINED                 1702        0    0
KLA-TENCOR CORP                COM              482480100      191     4042 SH       DEFINED                 4042        0    0
LAM RESEARCH CORP              COM              512807108      145     2560 SH       DEFINED                 2560        0    0
LIBERTY MEDIA CORP NEW                          53071M104      168    10464 SH       DEFINED                10464        0    0
LIFE TECHNOLOGIES CORP         COM              53217V109      164     3121 SH       DEFINED                 3121        0    0
LINEAR TECHNOLOGY CORP         COM              535678106      182     5416 SH       DEFINED                 5416        0    0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      199    12814 SH       DEFINED                12814        0    0
MATTEL INC                     COM              577081102      178     7134 SH       DEFINED                 7134        0    0
MAXIM INTEGRATED PRODS INC     COM              57772K101      141     5490 SH       DEFINED                 5490        0    0
MICROCHIP TECHNOLOGY INC       COM              595017104      106     2778 SH       DEFINED                 2778        0    0
MICRON TECHNOLOGY INC          COM              595112103      232    20263 SH       DEFINED                20263        0    0
MICROSOFT CORP                 COM              594918104     1463    57602 SH       DEFINED                57602        0    0
MILLICOM INTL CELLULAR S       SHS NEW          L6388F110      182     1888 SH       DEFINED                 1888        0    0
MYLAN INC                      COM              628530107      178     7875 SH       DEFINED                 7875        0    0
NETAPP INC                     COM              64110D104      331     6871 SH       DEFINED                 6871        0    0
NETFLIX INC                    COM              64110L106      256     1075 SH       DEFINED                 1075        0    0
NEWS CORP                      CL A             65248E104      451    25640 SH       DEFINED                25640        0    0
NII HLDGS INC                                   62913F201      132     3172 SH       DEFINED                 3172        0    0
NVIDIA CORP                    COM              67066G104      223    12080 SH       DEFINED                12080        0    0
O REILLY AUTOMOTIVE INC NEW    COM              67103H107      149     2599 SH       DEFINED                 2599        0    0
ORACLE CORP                    COM              68389X105     1470    43961 SH       DEFINED                43961        0    0
PACCAR INC                     COM              693718108      362     6919 SH       DEFINED                 6919        0    0
PAYCHEX INC                    COM              704326107      199     6356 SH       DEFINED                 6356        0    0
PRICELINE COM INC              COM NEW          741503403      464      917 SH       DEFINED                  917        0    0
QIMONDA FIN LLC                ORD              N72482107       88     4401 SH       DEFINED                 4401        0    0
QUALCOMM INC                   COM              747525103     1995    36394 SH       DEFINED                36394        0    0
RESEARCH IN MOTION             COM              760975102      490     8673 SH       DEFINED                 8673        0    0
ROSS STORES INC                COM              778296103      152     2136 SH       DEFINED                 2136        0    0
SANDISK CORP                   COM              80004C101      189     4109 SH       DEFINED                 4109        0    0
SCHEIN HENRY INC               COM              806407102      111     1577 SH       DEFINED                 1577        0    0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107      147    10226 SH       DEFINED                10226        0    0
SEARS HLDGS CORP               COM              812350106      165     1992 SH       DEFINED                 1992        0    0
SIGMA ALDRICH CORP             COM              826552101      139     2183 SH       DEFINED                 2183        0    0
STAPLES INC                    COM              855030102      192     9905 SH       DEFINED                 9905        0    0
STARBUCKS CORP                 COM              855244109      726    19652 SH       DEFINED                19652        0    0
STERICYCLE INC                 COM              858912108      140     1574 SH       DEFINED                 1574        0    0
SYMANTEC CORP                  COM              871503108      264    14264 SH       DEFINED                14264        0    0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      666    13267 SH       DEFINED                13267        0    0
URBAN OUTFITTERS INC           COM              917047102      110     3674 SH       DEFINED                 3674        0    0
VERISIGN INC                   COM              92343E102      117     3235 SH       DEFINED                 3235        0    0
VERTEX PHARMACEUTICALS INC     COM              92532F100      183     3816 SH       DEFINED                 3816        0    0
VIRGIN MEDIA INC               COM              92769L101      159     5716 SH       DEFINED                 5716        0    0
VODAFONE GROUP       NEW                        92857W209      406    14119 SH       DEFINED                14119        0    0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100      113     4864 SH       DEFINED                 4864        0    0
WHOLE FOODS MKT INC            COM              966837106      243     3682 SH       DEFINED                 3682        0    0
WYNN RESORTS LTD               COM              983134107      282     2217 SH       DEFINED                 2217        0    0
XILINX INC                     COM              983919101      209     6373 SH       DEFINED                 6373        0    0
YAHOO INC                      COM              984332106      181    10866 SH       DEFINED                10866        0    0